Acquisition (Details)	1 Months Ended
	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)
Acquisition (Details) [Line Items]
Cash		¥ 5,000,000
Consideration amount	$ (8,080,448)	¥ 54,400,000
Estimated useful life	5 years	5 years
Jiangsu New Energy [Member]
Acquisition (Details) [Line Items]
Assets		¥ 59,400,000
Changzhou Sixun Technology Co., Ltd.[Member]
Acquisition (Details) [Line Items]
Equity interests percentage		100.00%
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition (Details) [Line Items]
Equity interests percentage		60.00%